Property and Equipment (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Property and equipment and related accumulated depreciation and amortization
Less accumulated depreciation and amortization			$ (7,839,489)	$ (7,761,514)
Property and equipment, net	405,659		377,996	402,710
Depreciation expense
Depreciation expense	155,176	158,616	204,733	531,589
Laboratory equipment
Property and equipment and related accumulated depreciation and amortization
Property and equipment, gross			3,085,736	3,074,926
Computer equipment and software
Property and equipment and related accumulated depreciation and amortization
Property and equipment, gross			1,452,580	1,424,722
Office furniture and equipment
Property and equipment and related accumulated depreciation and amortization
Property and equipment, gross			311,564	311,564
Leasehold improvements
Property and equipment and related accumulated depreciation and amortization
Property and equipment, gross			3,357,312	3,344,012
Construction in process
Property and equipment and related accumulated depreciation and amortization
Property and equipment, gross			$ 10,293	$ 9,000